Related Party Transactions (Details) - Schedule of amounts recognized as an expense during the year related to key management personnel - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of amounts recognized as an expense during the year related to key management personnel [Abstract]
Wages and salaries	£ 546	£ 411
Employer’s national insurance	83	57
Short-term non-monetary benefits	2	2
Defined contribution pension cost	23	16
Total expenses	£ 654	£ 486